Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
Fiscal Year	SCT Total for PEO (1) ($)	Compensation Actually Paid to PEO (1) (4) ($)	Average SCT Total for non-PEO NEOs (2) ($)	Average Compensation Actually Paid to non-PEO NEOs (2) (4) ($)	Value of Initial Fixed $100 Investment Based on		Net Income (in millions) ($)	Revenue (in millions) ($)
					TSR ($)	Peer Group TSR (3) ($)
2024	$4,205,824	$5,731,169	$1,542,541	$2,087,310	$159	$129	$50	$1,405
2023	$4,571,826	$9,383,427	$1,366,246	$2,771,680	$185	$135	$61	$1,532
2022	$5,564,913	$2,066,802	$1,982,332	$754,954	$146	$114	$75	$1,711
2021	$6,329,950	$11,686,235	$3,629,803	$6,925,993	$197	$144	$75	$1,580
2020	$6,653,318	$6,922,445	$2,844,349	$3,010,896	$108	$98	$56	$1,398

Company Selected Measure Name	Revenue (and implied revenue growth)
Named Executive Officers, Footnote	2024, 2023 and 2022: Messrs. Kelly, Hackman and Thomas.	2024, 2023 and 2022: Messrs. Kelly, Hackman and Thomas.	2024, 2023 and 2022: Messrs. Kelly, Hackman and Thomas.	2021 and 2020: Messrs. Liberatore, Kelly and Thomas.	2021 and 2020: Messrs. Liberatore, Kelly and Thomas.
Adjustment To PEO Compensation, Footnote	For the unvested stock awards included in CAP for both the PEO and non-PEO NEOs, we used the closing stock price on the last trading day of each fiscal year, less the closing stock price on the last trading day in the immediately preceding fiscal year to obtain the incremental value of the unvested stock awards. The closing stock price of $56.70 and $67.56 was used for December 31, 2024 and December 29, 2023, respectively. For the vested awards included in CAP for both the PEO and non-PEO NEOs, we used the closing stock price on the vesting date, less the closing stock price on the last trading day of the fiscal year.
The following tables reconciles the amount disclosed in our SCT to the amount disclosed for CAP for the PEO and non-PEO NEOs:
PEO Reconciliation:

Year	SCT Total	Deductions from SCT table (1)	Additions to SCT Table (2)	CAP
2024	$4,205,824	$(2,937,074)	$4,462,419	$5,731,169
2023	$4,571,826	$(3,259,326)	$8,070,927	$9,383,427
2022	$5,564,913	$(2,992,559)	$(505,552)	$2,066,802
2021	$6,329,950	$(3,529,950)	$8,886,235	$11,686,235
2020	$6,653,318	$(4,823,041)	$5,092,168	$6,922,445
The following table provides the equity values included in the PEO and non-PEO NEO reconciliation tables above:
PEO Equity Component of CAP:

Year	Fair Value of Current Year Equity Awards at End of Year	Change in Fair Value of Prior Years' Awards That Remain Unvested at End of Year	Change in Fair Value of Prior Years' Awards That Vested During Year	Equity Value included in CAP
2024	$2,699,997	$(1,159,674)	$2,922,096	$4,462,419
2023	$3,034,998	$1,312,870	$3,723,059	$8,070,927
2022	$2,800,004	$(2,106,837)	$(1,198,719)	$(505,552)
2021	$3,200,009	$2,608,988	$2,903,017	$8,712,014
2020	$3,374,987	$189,740	$235,107	$3,799,834

Adjustment to Non-PEO NEO Compensation Footnote
Average non-PEO NEOs Reconciliation:

Year	SCT Total	Deductions from SCT table (1)	Additions to SCT Table (2)	CAP
2024	$1,542,541	$(944,674)	$1,489,443	$2,087,310
2023	$1,366,246	$(758,779)	$2,164,213	$2,771,680
2022	$1,982,332	$(756,924)	$(470,454)	$754,954
2021	$3,629,803	$(2,161,178)	$5,457,368	$6,925,993
2020	$2,844,349	$(1,868,230)	$2,034,777	$3,010,896
(1) Represents the grant date fair value of equity-based awards granted each year, and the value of dividends on unvested equity-based awards.
(2) Reflects the impact of fluctuations in Kforce’s stock price on vested and unvested equity awards pursuant to the SEC’s methodology for determining CAP for each year shown.
Average Non-PEO NEO’s Equity Component of CAP:

Year	Fair Value of Current Year Equity Awards at End of Year	Change in Fair Value of Prior Years' Awards That Remain Unvested at End of Year	Change in Fair Value of Prior Years' Awards That Vested During Year	Equity Value included in CAP
2024	$888,659	$(238,580)	$839,364	$1,489,443
2023	$700,845	$293,613	$1,169,755	$2,164,213
2022	$688,117	$(630,923)	$(527,556)	$(470,362)
2021	$2,064,996	$2,002,501	$1,389,871	$5,457,368
2020	$1,458,111	$154,405	$108,323	$1,720,839

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The amounts reflect the TSR for our 2024 Peer Group for all years presented.
Tabular List, Table

Most Important Performance Measures

Revenue (and implied revenue growth)	Adjusted Diluted EPS (and implied EPS growth)	3-Year Relative TSR

PEO Name	Mr. Liberatore,			Mr. Dunkel
Revenue Metric, Closing Stock Price, Per Share	$ 56.70	$ 67.56
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (and implied revenue growth)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS (and implied EPS growth)
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Relative TSR
Mr. Liberatore [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,205,824	$ 4,571,826	$ 5,564,913
PEO Actually Paid Compensation Amount	5,731,169	9,383,427	2,066,802
Non-PEO NEO Average Total Compensation Amount	1,542,541	1,366,246	1,982,332
Non-PEO NEO Average Compensation Actually Paid Amount	2,087,310	2,771,680	754,954
Total Shareholder Return Amount	159	185	146
Peer Group Total Shareholder Return Amount	129	135	114
Net Income (Loss)	$ 50,000,000	$ 61,000,000	$ 75,000,000
Company Selected Measure Amount	1,405,000,000	1,532,000,000	1,711,000,000
Mr. Dunkel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 6,329,950	$ 6,653,318
PEO Actually Paid Compensation Amount				11,686,235	6,922,445
Non-PEO NEO Average Total Compensation Amount				3,629,803	2,844,349
Non-PEO NEO Average Compensation Actually Paid Amount				6,925,993	3,010,896
Total Shareholder Return Amount				197	108
Peer Group Total Shareholder Return Amount				144	98
Net Income (Loss)				$ 75,000,000	$ 56,000,000
Company Selected Measure Amount				1,580,000,000	1,398,000,000
PEO [Member] | Fair Value of Current Year Equity Awards at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,699,997	$ 3,034,998	$ 2,800,004	$ 3,200,009	$ 3,374,987
PEO [Member] | Change in Fair Value of Prior Years' Awards That Remain Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,159,674)	1,312,870	(2,106,837)	2,608,988	189,740
PEO [Member] | Change in Fair Value of Prior Years' Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,922,096	3,723,059	(1,198,719)	2,903,017	235,107
PEO [Member] | Equity Value included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,462,419	8,070,927	(505,552)	8,712,014	3,799,834
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	888,659	700,845	688,117	2,064,996	1,458,111
Non-PEO NEO [Member] | Change in Fair Value of Prior Years' Awards That Remain Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,580)	293,613	(630,923)	2,002,501	154,405
Non-PEO NEO [Member] | Change in Fair Value of Prior Years' Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	839,364	1,169,755	(527,556)	1,389,871	108,323
Non-PEO NEO [Member] | Equity Value included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,489,443	2,164,213	(470,362)	5,457,368	1,720,839
PEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,937,074)	(3,259,326)	(2,992,559)	(3,529,950)	(4,823,041)
PEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,462,419	8,070,927	(505,552)	8,886,235	5,092,168
Non-PEO NEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(944,674)	(758,779)	(756,924)	(2,161,178)	(1,868,230)
Non-PEO NEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,489,443	$ 2,164,213	$ (470,454)	$ 5,457,368	$ 2,034,777